Derivatives (Tables)	12 Months Ended
Oct. 31, 2025
Disclosure of Financial Assets [Abstract]
Summary of Fair Value of Derivatives
The Bank assesses and measures the hedge

effectiveness based on the change in the

fair value of the hedging instrument
relative to the change in the cash flows of the

hedged item attributable to movement in

equity price, using the hypothetical derivative

method.
Fair Value of Derivatives
(millions of Canadian dollars) October 31, 2025 October 31, 2024
Fair value as at Fair value as at
balance sheet date balance sheet date
Positive Negative Positive Negative
Derivatives held or issued for trading

purposes
Interest rate contracts
1
Forward rate agreements $ 119 $ 93 $ 232 $ 48
Swaps 7,968 6,432 11,971 9,470
Options written – 1,121 – 1,118
Options purchased 1,237 – 1,210 –
Total interest rate contracts 9,324 7,646 13,413 10,636
Foreign exchange contracts 1
Forward contracts 3,585 1,935 3,617 2,521
Swaps 14,776 14,845 15,456 14,304
Cross-currency interest rate swaps

24,854 23,378 24,366 22,496
Options written – 575 – 619
Options purchased 503 – 507 –
Total foreign exchange contracts 43,718 40,733 43,946 39,940
Credit derivative contracts
Credit default swaps – protection purchased 12 311 – 294
Credit default swaps – protection sold 32 1 5 2
Total credit derivative contracts 44 312 5 296
Other contracts
Equity contracts 9,485 16,808 5,286 6,636
Commodity and other contracts 5,619 7,054 5,321 5,545
Total other contracts 15,104 23,862 10,607 12,181
Fair value – trading 68,190 72,553 67,971 63,053
Derivatives held or issued for non-trading

purposes
Interest rate contracts
Forward rate agreements – – 8 –
Swaps 1,680 2,006 2,005 2,807
Options written – – – 1
Options purchased – 2 16 –
Total interest rate contracts 1,680 2,008 2,029 2,808
Foreign exchange contracts
Forward contracts 35 1,129 386 494
Swaps 29 1 80 20
Cross-currency interest rate swaps

9,827 662 6,649 524
Total foreign exchange contracts 9,891 1,792 7,115 1,038
Credit derivative contracts
Credit default swaps – protection purchased – 128 1 107
Total credit derivative contracts – 128 1 107
Other contracts
Equity contracts 3,211 2,875 945 1,362
Total other contracts 3,211 2,875 945 1,362
Fair value – non-trading 14,782 6,803 10,090 5,315
Total fair value $ 82,972 $ 79,356 $ 78,061 $ 68,368
1

The fair values of interest rate futures and foreign exchange futures are immaterial and therefore excluded from this table.

Summary of Fair Values of Non-Trading Derivative Instruments Categorized by Hedging Relationships
The following table distinguishes derivatives held

or issued for non-trading purposes between

those that have been designated in qualifying

hedge accounting
relationships and those which have not been

designated in qualifying hedge accounting

relationships as at October 31, 2025 and

October 31, 2024.
Fair Value of Non-Trading

Derivatives
1
(millions of Canadian dollars) As at
October 31, 2025
Derivative Assets Derivative Liabilities
Derivatives Derivatives
Derivatives in qualifying not in Derivatives in qualifying not in hedging relationships qualifying hedging relationships qualifying
Fair Cash Net hedging Fair Cash Net hedging
value flow investment relationships Total value flow investment relationships Total
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 1,275 $ 199 $ – $ 206 $ 1,680 $ 300 $ 771 $ – $ 937 $ 2,008
Foreign exchange contracts – 9,651 11 229 9,891 – 1,485 286 21 1,792
Credit derivative contracts – – – – – – – – 128 128
Other contracts – 1,808 – 1,403 3,211 – 21 – 2,854 2,875
Fair value – non-trading $ 1,275 $ 11,658 $ 11 $ 1,838 $ 14,782 $ 300 $ 2,277 $ 286 $ 3,940 $ 6,803
October 31, 2024
Derivatives held or issued for
non-trading purposes
Interest rate contracts $ 932 $ 123 $ – $ 974 $ 2,029 $ 309 $ 1,290 $ – $ 1,209 $ 2,808
Foreign exchange contracts – 6,945 – 170 7,115 – 846 – 192 1,038
Credit derivative contracts – – – 1 1 – – – 107 107
Other contracts – 337 – 608 945 – 132 – 1,230 1,362
Fair value – non-trading $ 932 $ 7,405 $ – $ 1,753 $ 10,090 $ 309 $ 2,268 $ – $ 2,738 $ 5,315
1

Certain derivative assets qualify to be offset with certain derivative liabilities on the Consolidated Balance

Sheet. Refer to Note 6 for further details.

Summary of Effect of Fair Value Hedges and Cash Flow and Net Investment Hedges
Fair Value Hedges
The following table presents the effects of fair

value hedges on the Consolidated Balance

Sheet and the Consolidated Statement of Income.
Fair Value Hedges
(millions of Canadian dollars)

For the years ended or as at
October 31, 2025
Accumulated Accumulated
Change in Change in fair amount of fair amount of fair
value of hedged value of hedging Carrying value hedge value hedge items for instruments for amounts adjustments adjustments on ineffectiveness ineffectiveness Hedge for hedged on hedged de-designated measurement measurement ineffectiveness items items 1,2 hedged items
Assets
Interest rate risk
Debt securities at amortized cost $ 2,031 $ (2,033) $ (2) $ 112,729 $ (7,849) $ (3,195)
Financial assets at fair value through
other comprehensive income 1,616 (1,618) (2) 93,230 472 18
Loans 517 (514) 3 31,906 (14) (5)
Total assets 4,164 (4,165) (1) 237,865 (7,391) (3,182)
Liabilities
Interest rate risk
Deposits

(1,090)

1,088

(2)

165,311

(875)

27
Securitization liabilities at amortized cost (141) 141 – 8,599 169 –
Subordinated notes and debentures (53) 53 – 2,825 82 (54)
Total liabilities (1,284) 1,282 (2) 176,735 (624) (27)
Total $ 2,880 $ (2,883) $ (3)
October 31, 2024
Assets
Interest rate risk
Debt securities at amortized cost $ 6,856 $ (6,899) $ (43) $ 113,323 $ (10,995) $ (3,015)
Financial assets at fair value through

other comprehensive income 3,127 (3,146) (19) 53,253 (1,086) (71)
Loans 1,789 (1,798) (9) 52,765 (328) 4
Total assets 11,772 (11,843) (71) 219,341 (12,409) (3,082)
Liabilities
Interest rate risk
Deposits

(2,291)

2,265

(26)

125,519

(3,543)

(136)
Securitization liabilities at amortized cost (163) 163 – 6,865 68 –
Subordinated notes and debentures (50) 50 – 3,158 27 (91)
Total liabilities (2,504) 2,478 (26) 135,542 (3,448) (227)
Total $ 9,268 $ (9,365) $ (97)
1

The Bank has portfolios of fixed rate financial assets and liabilities whereby the principal amount changes frequently due to originations, issuances, maturities and prepayments. The interest rate risk hedges on these portfolios are rebalanced dynamically.
2

Reported balances represent adjustments to the carrying values of hedged items as included in the “Carrying amounts for hedged items” column in this table.
The following table presents the effects of cash

flow hedges and net investment hedges on the

Bank’s Consolidated Statement of Income and

the Consolidated
Statement of Comprehensive Income.
Cash Flow and Net Investment Hedges
(millions of Canadian dollars) For the years ended
October 31, 2025

Change in fair

Hedging Amount reclassified
Change in value value of hedging

gains (losses) from accumulated Net change
of hedged items instruments for

recognized in other other comprehensive in other
for ineffectiveness ineffectiveness Hedge comprehensive income (loss) comprehensive measurement measurement ineffectiveness income 1 to earnings 1 income (loss) 1
Cash flow hedges 2
Interest rate risk
3
$ (1,859) $ 1,860 $ 1 $ 1,619 $ (1,048) $ 2,667
Foreign exchange risk 4,5,6 (5,199) 5,201 2 4,679 4,559 120
Equity price risk (1,531) 1,542 11 1,542 1,347 195
Total cash flow hedges $ (8,589) $ 8,603 $ 14 $ 7,840 $ 4,858 $ 2,982
Net investment hedges 7 $ 1,088 $ (1,088) $ – $ (1,088) $ (799) $ (289)
October 31, 2024
Cash flow hedges 2
Interest rate risk 3 $ (3,602) $ 3,606 $ 4 $ 2,128 $ (2,311) $ 4,439
Foreign exchange risk 4,5,6 (1,863) 1,867 4 1,287 2,204 (917)
Equity price risk 56 (59) (3) (59) (66) 7
Total cash flow hedges $ (5,409) $ 5,414 $ 5 $ 3,356 $ (173) $ 3,529
Net investment hedges $ 457 $ (457) $ – $ (457) $ (41) $ (416)
1

Effects on OCI are presented on a pre-tax basis.
2

During the years ended October 31, 2025 and October 31, 2024, there were no instances where forecast hedged transactions failed to occur.
3

Hedged items include forecast interest cash flows on loans
, deposits, and securitization liabilities.
4

For non-derivative instruments designated as hedging foreign exchange risk, fair value change is measured as the gains and losses due to spot foreign exchange movements.
5
Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
6
Hedged items include principal and interest cash flows on foreign denominated securities, loans, deposits, other liabilities, and subordinated notes and debentures.
7
The amount reclassified from accumulated other comprehensive income (loss) to earnings relates to the sale of the Bank’s equity investment in Schwab.

Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss)
Reconciliation of Accumulated Other Comprehensive

Income (Loss)
1
(millions of Canadian dollars) For the years ended
October 31, 2025

Accumulated other Accumulated other Accumulated other Accumulated other comprehensive Net changes in other comprehensive comprehensive comprehensive income (loss) comprehensive income (loss) income (loss) on income (loss) on at beginning of year income (loss) at end of year designated hedges de-designated hedges
Cash flow hedges
Interest rate risk $ (2,002) $ 2,667 $ 665 $ 1,727 $ (1,062)
Foreign exchange risk (2,008) 120 (1,888) (1,888) –
Equity price risk (14) 195 181 181 –
Total cash flow hedges $ (4,024) $ 2,982 $ (1,042) $ 20 $ (1,062)
Net investment hedges
Foreign translation risk $ (6,768) $ (289) $ (7,057) $ (7,057) $ –
October 31, 2024
Cash flow hedges
Interest rate risk $ (6,441) $ 4,439 $ (2,002) $ 455 $ (2,457)
Foreign exchange risk (1,091) (917) (2,008) (2,008) –
Equity price risk (21) 7 (14) (14) –
Total cash flow hedges $ (7,553) $ 3,529 $ (4,024) $ (1,567) $ (2,457)
Net investment hedges
Foreign translation risk $ (6,352) $ (416) $ (6,768) $ (6,768) $ –
1

Presented on a pre-tax basis.

Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives
The following table discloses the notional

amount of OTC and exchange-traded derivatives.
Over-the-Counter and Exchange-Traded Derivatives
(millions of Canadian dollars) As at
October 31 October 31
2025 2024
Trading
Over-the-Counter 1
Non
Clearing clearing Exchange- Non-
house 2 house traded Total trading 3 Total Total
Notional

Interest rate contracts
Futures $ – $ – $ 1,207,135 $ 1,207,135 $ – $ 1,207,135 $ 761,112
Forward rate agreements 942,703 31,384 – 974,087 579 974,666 574,289
Swaps 19,608,951 623,143 – 20,232,094 1,910,412 22,142,506 19,839,245
Options written – 150,130 53,654 203,784 105 203,889 99,490
Options purchased – 171,046 56,203 227,249 3 227,252 119,511
Total interest rate contracts 20,551,654 975,703 1,316,992 22,844,349 1,911,099 24,755,448 21,393,647
Foreign exchange contracts
Forward contracts 48 456,331 – 456,379 26,687 483,066 380,615
Swaps – 1,824,527 – 1,824,527 2,160 1,826,687 1,692,601
Cross-currency interest rate swaps – 1,716,271 – 1,716,271 181,907 1,898,178 1,669,577
Options written – 62,931 326 63,257 – 63,257 56,777
Options purchased – 58,215 40 58,255 – 58,255 49,359
Total foreign exchange contracts 48 4,118,275 366 4,118,689 210,754 4,329,443 3,848,929
Credit derivative contracts
Credit default swaps – protection purchased 13,907 1,934 – 15,841 2,890 18,731 15,504
Credit default swaps – protection sold 1,889 329 – 2,218 – 2,218 1,893
Total credit derivative contracts 15,796 2,263 – 18,059 2,890 20,949 17,397
Other contracts
Equity contracts – 218,155 191,085 409,240 32,295 441,535 278,028
Commodity and other contracts 174 99,416 188,539 288,129 – 288,129 245,595
Total other contracts 174 317,571 379,624 697,369 32,295 729,664 523,623
Total $ 20,567,672 $ 5,413,812 $ 1,696,982 $ 27,678,466 $ 2,157,038 $ 29,835,504 $ 25,783,596
1
Collateral held under a Credit Support Annex to help reduce counterparty credit risk is in the form of high-quality and liquid assets such as cash and high-quality government securities.
Acceptable collateral is governed by the Collateralized Trading Policy.
2

Derivatives executed through a central clearing house reduce settlement risk due to the ability to net settle offsetting positions for capital purposes and therefore receive preferential capital treatment compared to those settled with non-central clearing house counterparties.
3

Includes $
1,762

billion of OTC derivatives that are transacted with clearing houses (October 31, 2024 – $
1,532

billion) and $
395

billion of OTC derivatives that are transacted with non-
clearing houses (October 31, 2024 – $ 394

billion). There were
no

exchange-traded derivatives both as at October 31, 2025 and October 31, 2024.

Schedule of Notional Amount of Non-trading Derivatives
The following table distinguishes the notional

amount of derivatives held or issued for

non-trading purposes between those that have

been designated in qualifying
hedge accounting relationships and those

which have not been designated in qualifying

hedge accounting relationships.
Notional of Non-Trading Derivatives
(millions of Canadian dollars) As at
October 31, 2025
Derivatives in qualifying hedging relationships Derivatives not in
Derivatives held or issued for Fair Cash Net qualifying hedging hedging (non-trading) purposes value flow 1 Investment 1 relationships Total
Interest rate contracts $ 436,988 $ 380,109 $ – $ 1,094,002 $ 1,911,099
Foreign exchange contracts – 172,269 23,220 15,265 210,754
Credit derivative contracts – – – 2,890 2,890
Other contracts – 2,551 – 29,744 32,295
Total notional non-trading $ 436,988 $ 554,929 $ 23,220 $ 1,141,901 $ 2,157,038
October 31, 2024
Interest rate contracts $ 395,687 $ 340,741 $ – $ 974,641 $ 1,711,069
Foreign exchange contracts – 159,693 – 15,771 175,464
Credit derivative contracts – – – 2,708 2,708
Other contracts – 2,409 – 33,640 36,049
Total notional non-trading $ 395,687 $ 502,843 $ – $ 1,026,760 $ 1,925,290
1
Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. These derivatives are used to hedge foreign exchange rate risk in cash flow hedges and net investment hedges.

Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity
The following table discloses the notional

principal amount of OTC derivatives and exchange-traded

derivatives based on their contractual terms

to maturity.
Derivatives by Remaining Term-to-Maturity
(millions of Canadian dollars) As at
October October
2025 2024
Within Over 1 year Over
Notional Principal 1 year to 5 years 5 years Total Total
Interest rate contracts
Futures $ 891,230 $ 315,905 $ – $ 1,207,135 $ 761,112
Forward rate agreements 946,656 28,010 – 974,666 574,289
Swaps 7,262,622 9,998,401 4,881,483 22,142,506 19,839,245
Options written 159,225 41,237 3,427 203,889 99,490
Options purchased 165,281 59,498 2,473 227,252 119,511
Total interest rate contracts 9,425,014 10,443,051 4,887,383 24,755,448 21,393,647
Foreign exchange contracts
Forward contracts 461,515 19,334 2,217 483,066 380,615
Swaps 1,781,558 42,098 3,031 1,826,687 1,692,601
Cross-currency interest rate swaps 551,107 945,450 401,621 1,898,178 1,669,577
Options written 58,108 5,149 – 63,257 56,777
Options purchased 53,584 4,666 5 58,255 49,359
Total foreign exchange contracts 2,905,872 1,016,697 406,874 4,329,443 3,848,929
Credit derivative contracts
Credit default swaps – protection purchased 4,943 8,716 5,072 18,731 15,504
Credit default swaps – protection sold 554 1,119 545 2,218 1,893
Total credit derivative contracts 5,497 9,835 5,617 20,949 17,397
Other contracts
Equity contracts 338,989 90,121 12,425 441,535 278,028
Commodity and other contracts 256,783 30,286 1,060 288,129 245,595
Total other contracts 595,772 120,407 13,485 729,664 523,623
Total $ 12,932,155 $ 11,589,990 $ 5,313,359 $ 29,835,504 $ 25,783,596

Summary of Hedging Instruments by Term to Maturity
The following table discloses the notional amount

and average price of derivative instruments

designated in qualifying hedge accounting

relationships.
Hedging Instruments by Remaining Term-to-Maturity
(millions of Canadian dollars, except

as noted)
As at
October 31 October 31
2025 2024
Within Over 1 year Over 5
Notional 1 year to 5 years years Total Total
Interest rate risk
Interest rate swaps
Notional – pay fixed $ 15,114 $ 126,746 $ 106,458 $ 248,318 $ 230,740
Average fixed interest rate % 2.77 3.02 2.58
Notional – received fixed 121,601 190,068 44,210 355,879 317,149
Average fixed interest rate % 3.04 3.01 3.15
Total notional – interest rate risk 136,715 316,814 150,668 604,197 547,889
Foreign exchange risk
1
Forward contracts
Notional – USD/CAD 2,127 3,902 38 6,067 7,816
Average FX forward rate 1.31 1.31 1.30
Notional – EUR/CAD 2,808 14,007 2,756 19,571 15,141
Average FX forward rate 1.59 1.55 1.60
Notional – other 257 – – 257 901
Cross-currency swaps 2,3
Notional – USD/CAD 39,860 29,184 11,449 80,493 46,944
Average FX rate 1.36 1.35 1.32
Notional – EUR/CAD 15,336 34,779 14,373 64,488 61,877
Average FX rate 1.45 1.47 1.49
Notional – GBP/CAD – 8,189 – 8,189 9,760
Average FX rate 1.68
Notional – other currency pairs 4 5,997 9,101 1,326 16,424 17,254
Total notional – foreign exchange risk 66,385 99,162 29,942 195,489 159,693
Equity Price Risk
Notional – equity contracts 2,551 2,551 2,409
Total notional $ 205,651 $ 415,976 $ 180,610 $ 802,237 $ 709,991
1 Foreign currency denominated deposit liabilities are also used to hedge foreign exchange risk. Includes $ 60.3 billion (October 31, 2024 – $
77.4

billion) of the carrying value of these non-
derivative hedging instruments

designated under net investment hedges.
2

Cross-currency swaps may be used to hedge 1) foreign exchange risk, or 2) a combination of interest rate risk and foreign exchange risk in a single hedge relationship. Cross-currency swaps in both types of hedge relationships are disclosed in the foreign exchange risk category.
3

Certain cross-currency swaps are executed using multiple derivatives, including interest rate swaps. The notional amount of these interest rate swaps, excluded from the above, is
$ 212.9

billion as at October 31, 2025 (October 31, 2024 – $
188.5

billion).
4
Includes derivatives executed to manage non-trading foreign currency exposures, when more than one currency is involved prior to hedging to the Canadian dollar, or when the currency
pair is not a significant exposure for the Bank.

Credit Exposure of Derivatives
The current replacement cost and credit equivalent

amount shown in the following table are based

on the
standardized approach for counterparty credit

risk. According to this approach, the

current replacement cost accounts for

the fair value of the positions, posted and
received collateral, and master netting agreement

clauses. The credit equivalent amount is

the sum of the current replacement cost

and the potential future
exposure, which is calculated by applying

factors determined by OSFI to the notional

principal amount of the derivatives. The risk-weighted

amount is determined
by applying the adequate risk weights to

the credit equivalent amount.
Credit Exposure of Derivatives
(millions of Canadian dollars) As at
October 31, 2025 October 31, 2024
Current Credit Risk- Current Credit Risk-
replacement equivalent weighted replacement equivalent weighted cost amount amount cost amount amount
Interest rate contracts
Forward rate agreements $ 49 $ 162 $ 61 $ 35 $ 102 $ 29
Swaps 2,838 8,962 1,323 4,215 11,037 964
Options written 5 147 26 7 140 26
Options purchased 10 151 29 17 123 23
Total interest rate contracts 2,902 9,422 1,439 4,274 11,402 1,042
Foreign exchange contracts
Forward contracts 1,064 5,180 978 1,746 5,643 1,022
Swaps 2,802 16,099 2,373 3,234 16,136 2,246
Cross-currency interest rate swaps 3,358 15,195 1,574 4,124 17,176 1,515
Options written 34 334 74 36 291 59
Options purchased 43 279 68 50 239 64
Total foreign exchange contracts 7,301 37,087 5,067 9,190 39,485 4,906
Other contracts
Credit derivatives – 192 26 – 207 30
Equity contracts 729 12,531 2,994 669 8,964 2,348
Commodity and other contracts 746 4,777 1,044 1,115 5,752 848
Total other contracts 1,475 17,500 4,064 1,784 14,923 3,226
Total derivatives 11,678 64,009 10,570 15,248 65,810 9,174
Qualifying Central Counterparty Contracts 11,772 24,449 797 10,529 19,117 652
Total $ 23,450 $ 88,458 $ 11,367 $ 25,777 $ 84,927 $ 9,826

Summary of Current Replacement Cost of Derivatives by Sector
Current Replacement Cost of Derivatives
(millions of Canadian dollars, except

as noted)
As at
Canada
1
United States
1
Other international
1
Total
October 31 October 31 October 31 October 31 October 31 October 31 October 31 October 31
By sector 2025 2024 2025 2024 2025 2024 2025 2024
Financial $ 3,367 $ 4,647 $ 56 $ 38 $ 605 $ 272 $ 4,028 $ 4,957
Government 2,695 3,594 77 98 1,018 2,618 3,790 6,310
Other 1,818 1,670 673 639 1,369 1,671 3,860 3,980
Total current replacement cost $ 7,880 $ 9,911 $ 806 $ 775 $ 2,992 $ 4,561 $ 11,678 $ 15,247
October 31 October 31
October 31 October 31 2025 2024
By location of risk 2025 2024 % mix % mix
Canada $ 3,237 $ 3,737 27.7% 24.5%
United States 3,930 4,937 33.7 32.4
Other international
United Kingdom 717 775 6.1 5.1
Europe – other 1,919 2,828 16.4 18.5
Other 1,875 2,970 16.1 19.5
Total Other international 4,511 6,573 38.6 43.1
Total current replacement cost $ 11,678 $ 15,247 100.0% 100.0%
1

Based on geographic location of unit responsible for recording revenue.